Consolidated Statements of Cash Flow - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
A - CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME FOR THE YEAR	$ 621,313	$ 599,693	$ 575,249
Adjustments for non-cash items included in net income	(1,119,126)	(1,266,270)	(1,198,330)
Depreciation and amortization	106,092	79,280	77,823
Impairment of property, plant, and equipment	2,726	39	5,644
Provision for loan losses	406,024	405,889	385,782
Mark to market of trading investments	39,997	1,438	1,438
Income from investments in associates and other companies	(1,146)	(5,095)	(3,962)
Net gain on sale of assets received in lieu of payment	(5,613)	(7,106)	(3,330)
Provision on assets received in lieu of payment	1,809	816	3,912
Loss on sale of associate	126
Net gain on sale of property, plant and equipment	(2,456)	(2,490)	(23,229)
Net interest income	(1,416,964)	(1,414,368)	(1,326,691)
Net fee and commission income	(287,086)	(290,885)	(279,063)
Other non-cash items	(67)	(8,271)	(29,903)
Changes in deferred taxes	37,432	(25,517)	(6,751)
Increase/decrease in operating assets and liabilities	2,346,978	1,689,069	206,725
(Increase) of loans and accounts receivables from customers, net	(2,449,954)	(2,703,700)	(629,605)
Decrease (increase) of financial investments	(1,809,112)	588,918	725,611
Decrease (increase) of interbank loans	232	147,534	110,036
Decrease of assets received or awarded in lieu of payment	(1,473)	722	4,125
Increase of debits in customers checking accounts	1,298,976	521,476	127,968
(Decrease) increase of time deposits and other time liabilities	124,998	1,153,874	(1,237,764)
Increase (decrease) of obligations with domestic banks	271,620	(480)	(364,956)
Increase (decrease) of other demand liabilities or time obligations	257,039	451,775	100,883
Increase of obligations with foreign banks	459,572	90,754	146,947
(Decrease) increase of obligations with Central Bank of Chile		(5)	(2)
(Decrease) increase of obligations under repurchase agreements	331,510	(219,516)	55,624
Increase (decrease) in other financial liabilities	10,958	(26,630)	2,014
(Decrease) increase of other assets and liabilities	982,760	(872,264)	(151,544)
Redemption of letters of credit	(6,988)	(8,989)	(11,772)
Senior bond issuances	1,893,552	1,156,057	911,581
Redemption of mortgage bonds and payments of interest	(6,109)	(5,911)	(5,736)
Redemption of senior bonds and payments of interest	(714,783)	(289,837)	(1,167,656)
Redemption of subordinated bonds and payments of interest			(14,899)
Interest received	2,321,381	2,244,317	2,058,446
Interest paid	(904,417)	(829,949)	(731,755)
Dividends received from investments in other companies	130	38	116
Fees and commissions received	498,658	484,463	455,558
Fees and commissions paid	(211,572)	(193,578)	(176,495)
Total cash flow (used in) provided by operating activities	1,849,165	1,022,492	(416,357)
B - CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property, plant, and equipment	(50,969)	(68,329)	(58,771)
Sales of property, plant, and equipment	8,666	6,297	17,939
Sales of investments in associates	1,930
Purchases of investments in associates and other companies	(62,136)		(3)
Purchases of intangible assets	(32,860)	(29,563)	(32,624)
Total cash flow used in investment activities	(135,369)	(91,565)	(73,459)
C - CASH FLOW FROM FINANCING ACTIVITIES:
From shareholders' financing activities	(355,141)	(423,611)	(330,645)
Dividends paid	(355,141)	(423,611)	(330,645)
Lease obligation paid	(30,145)
Total cash flow used in financing activities	(385,286)	(423,611)	(330,645)
D - NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	1,328,510	507,316	(820,460)
E - EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	126,669	114,498	(31,398)
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	2,256,155	1,634,341	2,486,199
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	3,711,334	2,256,155	1,634,341
Provision for loan losses for cash flow purposes	406,024	405,889	385,782
Recovery of loans previously charged off	(82,713)	(88,481)	(83,527)
Provision for loan losses - net	$ 323,311	$ 317,408	$ 302,255